As filed with the Securities and Exchange Commission on February 24, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2009

Date of reporting period:  December 31, 2008

Item 1. Schedules of Investments.

The Teberg Fund
Schedule of Investments
at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 1.77%
5	Berkshire Hathaway, Inc. - Class A*	$483,000
	TOTAL COMMON STOCKS (Cost $590,955)	483,000

	EQUITY FUNDS - 9.15%
1,673	American EuroPacific Growth Fund - Class A	46,862
18,950	Brandywine Fund*	382,599
4,027	Dodge & Cox Stock Fund	299,520
3,665	FPA Capital Fund	79,117
4,850	Gamco Global Telecommunications Fund - Class AAA	74,247
27,549	Keeley Small Cap Value Fund - Class A*	449,602
4,385	Legg Mason Partners Aggressive Growth Fund - Class A*	295,694
3,247	Mairs & Power Growth Fund	170,493
14,946	MFS Mid Cap Growth Fund - Class A*	75,030
14,495	Nicholas Applegate Growth Equity Fund - Class A*	108,999
3,456	The Parnassus Fund	81,532
11,664	Seligman Communications & Information Fund - Class A*	282,852
3,515	Vanguard Energy Fund - Investor Class	155,119
	TOTAL EQUITY FUNDS (Cost $3,670,424)	2,501,666

	EXCHANGE TRADED FUNDS - 7.99%
39,638	Ultra Financials ProShares	238,621
29,745	Ultra QQQ ProShares	799,843
35,101	Ultra Real Estate ProShares	223,944
28,260	Ultra Russell2000 ProShares	566,048
16,533	Ultra Technology ProShares	355,460
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,719,414)	2,183,916

	FIXED INCOME FUNDS - 2.50%
5,070	American Century Target Maturities Trust Series 2010 Fund - Investor Class	532,662
1,968	American Century Target Maturities Trust Series 2020 Fund - Investor Class	149,149
	TOTAL FIXED INCOME FUNDS (Cost $666,181)	681,811

	MONEY MARKET FUNDS - 65.79%
17,979,009	Fidelity Institutional Money Market Portfoilio	17,979,009
	TOTAL MONEY MARKET FUNDS (Cost $17,979,009)	17,979,009
	Total Investments (Cost $29,625,983) - 87.20%	23,829,402
	Assets in Excess of Other Liabilities - 12.80%	3,496,450
	NET ASSETS - 100.00%	$27,325,852

* Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows**:

Cost of investments	$29,629,872

Gross unrealized appreciation	$33,180
Gross unrealized depreciation	(5,833,650)
Net unrealized depreciation	$(5,800,470)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at December 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$23,829,402	$23,829,402	$ -	$ -
Total	$23,829,402	$23,829,402	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/11/2009

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  2/11/2009

* Print the name and title of each signing officer under his or her signature.